Accounts Receivable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Accounts Receivables	$ 18,446,176	$ 18,043,235
Accounts Receivable, Sale	4,134,637	1,356,547
Top Five Customers [Member]
Product Information [Line Items]
Accounts Receivables	$ 9,253,060	$ 13,672,641
Top Five Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	50.20%	75.80%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	22.40%	37.10%